Derivative financial instruments - Schedule of fair values of financing derivatives by type (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Assets	£ 429	£ 587
Liabilities	(1,293)	(1,013)
Total	(864)	(426)
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	363	298
Liabilities	(1,119)	(991)
Total	(756)	(693)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Assets	49	89
Liabilities	(98)	(97)
Total	(49)	(8)
Cross-currency interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Assets	192	174
Liabilities	(888)	(642)
Total	(696)	(468)
Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets	100	35
Liabilities	(11)	(65)
Total	89	(30)
Foreign exchange forward contracts | Capital expenditure
Disclosure of detailed information about financial instruments [line items]
Total	(4)	(21)
Inflation-linked swaps
Disclosure of detailed information about financial instruments [line items]
Assets	22	0
Liabilities	(122)	(187)
Total	£ (100)	£ (187)